Accounts Receivables - Summary of Accounts Receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivables [Line Items]
Allowance account for credit losses of financial assets	₽ (46)	₽ (83)	₽ (94)
Current trade receivables	3,405	2,743
Trade receivables [member]
Accounts Receivables [Line Items]
Current trade receivables	₽ 3,451	₽ 2,826